Environmental Liabilities - Reconciliation between Undiscounted Basis of Environmental Liabilities and Amount Recognized on Consolidated Balance Sheets (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	$ 176	$ 206
Less: discounting environmental liabilities to present value	(11)	(10)
Discounted environmental liabilities	165	196
PCB [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	118	142
Less: discounting environmental liabilities to present value	(10)	(8)
Discounted environmental liabilities	108	134
Land Assessment and Remediation [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	58	64
Less: discounting environmental liabilities to present value	(1)	(2)
Discounted environmental liabilities	$ 57	$ 62